As filed with the Securities and Exchange Commission on November 25, 2008.

File No. 033-19605

File No. 811-03542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 25

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 14

MML Bay State Variable Life Separate Account I

(Exact Name of Registrant)

MML Bay State Life Insurance Company

(Name of Depositor)

100 Bright Meadow Boulevard

Enfield, CT 06082-1981

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

John E. Deitelbaum

Corporate Vice President and Associate General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	on , pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	this post effective amendment designates a new effective date for a previously filed post effective amendment.

PARTS A AND B

The Prospectus and Statement of Additional Information, each dated May 1, 2008, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 25 by reference to Registrant’s filing under Rule 485(b) as filed on April 28, 2008 and declared effective on May 1, 2008.

This Post-Effective Amendment No. 25 also incorporates by reference a supplement dated September 19, 2008 to various prospectuses, including Variable Life Plus (VLP), filed pursuant to Rule 497(e) under the Securities Act of 1933 on September 19, 2008 in connection with Registration Statement File No. 033-19605.

A supplement to the Prospectus and a supplement to the Statement of Additional Information, each dated November 25, 2008, are included in Parts A and B, respectively, of this Post-Effective Amendment No. 25.

SUPPLEMENT DATED NOVEMBER 25, 2008 TO PROSPECTUSES DATED MAY 1, 2008 AS

SUPPLEMENTED ON SEPTEMBER 19, 2008 FOR

Variable Life Select (“VLS”) 1,2

Variable Life Plus (“VLP”) 1,3

1	This product is no longer available for sale.

2	Issued by MassMutual in New York and Puerto Rico and by MML Bay State Life Insurance Company (“MML Bay State”) in all other jurisdictions.

3	Issued by MassMutual in New York and by MML Bay State in all other jurisdictions.

The following information amends all of the above-listed prospectuses:

The following Riders will not be issued for existing policies after December 31, 2008.

1. For VLS:

Accidental Death Benefit Rider

Insurability Protection Rider

2. For VLP:

Accidental Death Benefit Rider

Insurability Protection Rider

There are no other changes being made at this time.

November 25, 2008	Page 1 of 1	Li4008_08_1

SUPPLEMENT DATED NOVEMBER 25, 2008 TO STATEMENTS OF ADDITIONAL INFORMATION

DATED MAY 1, 2008 FOR

Variable Life Select (“VLS”) 1, 2

Variable Life Plus (“VLP”) 1, 3

1	This product is no longer available for sale.

2	Issued by MassMutual in New York and Puerto Rico and by MML Bay State Life Insurance Company (“MML Bay State”) in all other jurisdictions.

3	Issued by MassMutual in New York and by MML Bay State in all other jurisdictions.

The following information amends the above-listed Statements of Additional Information:

The following Riders will not be issued for existing policies after December 31, 2008.

1. For VLS:

Accidental Death Benefit Rider

Insurability Protection Rider

2. For VLP:

Accidental Death Benefit Rider

Insurability Protection Rider

November 25, 2008	Page 1 of 1

PART C

OTHER INFORMATION

Item 26. Exhibits

Exhibit (a)	i.	Resolution of the Board of Directors of MML Bay State Life Insurance Company, establishing the Separate Account — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form S-6, File No. 033-19605, as filed with the Commission as an exhibit on April 24, 1998

Exhibit (b)	Not Applicable

Exhibit (c)	i.	Form of Underwriting and Servicing Agreement dated as of May 1, 1996 between MML Distributors, LLC and MML Bay State Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 033-82060, as filed with the Commission as an exhibit on April 29, 1996

Exhibit (d)	i.	Form of Flexible Premium, Variable, Whole Life Insurance Policy — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form S-6, File No. 033-19605, as filed with the Commission as an exhibit on April 24, 1998

	ii.	Form of Accelerated Death Benefit Rider — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-6, File No. 033-82060, as filed with the Commission as an exhibit on February 4, 2005

	iii.	Form of Accidental Death Benefit Rider — Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-6, File No. 033-23126, as filed with the Commission as an exhibit on December 21, 2006

	iv.	Form of Waiver of Monthly Charges Rider — Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-6, File No. 033-23126, as filed with the Commission as an exhibit on December 21, 2006

	v.	Form of Insurability Protection Rider — Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-6, File No. 033-23126, as filed with the Commission as an exhibit on December 21, 2006

Exhibit (e)	Form of application for Flexible Premium, Variable, Whole Life Insurance Policy — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form S-6, File No. 033-19605, as filed with the Commission as an exhibit on April 24, 1998

Exhibit (f)	i.	Amended and Restated Certificate of Incorporation of MML Bay State Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form S-6, File No. 033-19605, as filed with the Commission as an exhibit on April 24, 1998

	ii.	By-Laws of MML Bay State Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form S-6, File No. 033-19605, as filed with the Commission as an exhibit on April 24, 1998

Exhibit (g)	Form of Reinsurance Contracts — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on July 8, 2002

	i.	Schedule of Reinsurers — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

Exhibit (h)	i.	Participation Agreements:

		a.	MML Series Investment Fund — Form of Participation Agreement dated November 17, 2005, between MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Initial Registration Statement on Form N-4, File No. 333-130156, as filed with the Commission as an exhibit on December 6, 2005

			a1.	MML Series Investment Fund — First Amendment to Participation Agreement dated November 17, 2005 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

			a2.	MML Series Investment Fund — Amendment dated as of August 26, 2008 to Participation Agreement dated November 17, 2005 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

		b.	MML Series Investment Fund II — Form of Participation Agreement dated November 17, 2005, between MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Initial Registration Statement on Form N-4, File No. 333-130156, as filed with the Commission as an exhibit on December 6, 2005

			b1.	MML Series Investment Fund II — First Amendment to Participation Agreement dated November 17, 2005 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

			b2.	MML Series Investment Fund II — Amendment dated as of August 26, 2008 to Participation Agreement dated as of November 17, 2005 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

		c.	Oppenheimer Variable Account Funds — Participation Agreement, entered into as of May 1, 2006 and executed on November 20, 2007, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

		d.	T. Rowe Price Equity Series, Inc. - Participation Agreement dated as of April 28, 1999 by and among T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and MML Bay State Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-6, File No. 033-82060, as filed with the Commission as an exhibit on April 28, 2008

			d1.	T. Rowe Price Equity Series, Inc. -Amendment effective as of August 1, 2000 to Participation agreement dated as of April 28, 1999 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-6, File No. 033-82060, as filed with the Commission as an exhibit on April 28, 2008

		ii.	Shareholder Information Agreements

			a.	MML Series Investment Fund — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

			b.	MML Series Investment Fund II — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

			c.	OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

			d.	T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

Exhibit (i)	Not Applicable

Exhibit (j)	Not Applicable

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered *

Exhibit (l)	Not Applicable

Exhibit (m)	Not Applicable

Exhibit (n)	i.	Consent of Independent Registered Public Accounting Firm — KPMG LLP *

	ii.	Powers of Attorney — Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-6, File No. 333-88493, as filed with the Commission as an exhibit on November 24, 2008

Exhibit (o)	Not Applicable

Exhibit (p)	Not Applicable

Exhibit (q)	SEC Procedures Memorandum describing MassMutual issuance, transfer, and redemption procedures for the Policy — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

*	Filed herewith.

Item 27. Directors and Officers of the Depositor

Directors of MML Bay State Life Insurance Company
Mark Roellig, Director, Executive Vice President, Secretary, and General Counsel 1295 State Street Springfield, MA 01111	William F. Glavin, Director, and Executive Vice President 1295 State Street Springfield, MA 01111

Stuart H. Reese, Director, Chairman, President and Chief Executive Officer (Principal Executive Officer) 1295 State Street Springfield, MA 01111	Michael T. Rollings, Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer) 1295 State Street Springfield, MA 01111
PRINCIPAL OFFICERS (other than those who are also Directors):
Roger W. Crandall, Executive Vice President — Investments 1295 State Street Springfield, MA 01111	Todd Picken, Vice President and Treasurer 1295 State Street Springfield, MA 01111

Norman A. Smith, Vice President and Controller (Principal Accounting Officer) 1295 State Street Springfield, MA 01111

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant.

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 18 to Registration Statement on Form N-6 for Massachusetts Mutual Variable Life Separate Account I (File No. 333-50410), as filed with the Securities and Exchange Commission on November 24, 2008.

Item 29. Indemnification

MML Bay State directors and officers are indemnified under Article V of the by-laws of the Company, as set forth below.

Article V of the Bylaws of MML Bay State provide for indemnification of directors and officers as follows:

Article V: Indemnification

The corporation shall, to the fullest extent and under the circumstances permitted by Connecticut law, as amended from time to time, indemnify any person serving or who has served (a) as a director, officer, employee or agent of the corporation or (b) at the corporation’s request, as a director, trustee, officer, partner, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, against all liabilities and expenses incurred by him in connection with the defense or disposition of any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative and whether formal or informal, while serving or thereafter, by reason of his having been such a director, trustee, officer, partner, employee or agent, except (unless otherwise permitted by Connecticut law) (c) in connection with a proceeding by or in the right of the corporation in which he was adjudged liable to the corporation or (d) in connection with any other proceeding charging improper personal benefit to him in which he was adjudged liable on the basis that personal benefit was improperly received by him.

Expenses, including counsel fees, reasonably incurred by any such director, trustee, officer, partner, employee or agent who is a party to a proceeding may be paid by the corporation in advance of the final disposition thereof upon receipt of a written affirmation of the person’s good faith belief that he has met the standard of conduct permitting indemnification and a written undertaking to repay the advance upon a determination that he did not meet the standard of conduct; provided, however, that a determination is also made that on the basis of the facts then known indemnification would not be precluded.

The right of indemnification hereby provided shall not be exclusive of or affect any other right to which any such director, trustee, officer, partner, employee or agent may be entitled. Nothing contained in this Article shall affect any other right to indemnification to which such persons may be entitled by contract or otherwise under law.

Item 30. Principal Underwriters

(a)	MML Distributors, LLC, a controlled subsidiary of MassMutual, acts as principal underwriter for policies that utilize registered separate accounts of MassMutual, C.M. Life and MML Bay State. MML Distributors, LLC also acts as principal underwriter for MML Series Investment Fund and MML Series Investment Fund II, registered investment companies.

(b)	The following people are officers and member representatives of the principal underwriter.

OFFICERS AND MEMBER REPRESENTATIVES MML DISTRIBUTORS, LLC

Name	Officer	Business Address
William F. Glavin	Chief Executive Officer, President and Springfield OSJ Supervisor	1295 State Street Springfield, MA 01111-0001

Peter G. Lahaie	Chief Financial Officer, Vice President and Treasurer

Andrew Dickey	Member Representative Massachusetts Mutual Life Insurance Co. Member Representative MassMutual Holding L.L.C. Registration Manager	1295 State Street Springfield, MA 01111-0001

Robert S. Rosenthal	Vice President Chief Legal Officer Secretary	1295 State Street Springfield, MA 01111-0001

Kevin LaComb	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Edward K. Duch, III	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Jennifer Dupuis-Krause	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Susan Scanlon	Chief Compliance Officer and Enfield OSJ Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

Stephen Alibozek	Entity Contracting Officer	1295 State Street Springfield, MA 01111-0001

Kathy Rogers	Continuing Education Officer	1295 State Street Springfield, MA 01111-0001

Michael Hicks	Registration Manager	1295 State Street Springfield, MA 01111-0001

Donna Watson	Cash and Trading Supervisor Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Bruce C. Frisbie	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Robert Wittneben	Chief Information Officer	1295 State Street Springfield, MA 01111-0001

Lenore MacWade	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Cade Cherry	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Eric Wietsma	Retirement Services Supervisor and Fund Product Distribution Officer	1295 State Street Springfield, MA 01111-0001

Michael R. Fanning	USIG Operations Supervisor	1295 State Street Springfield, MA 01111-0001

William McCauley	Assistant Vice President and Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Melissa Millan	USIG Product/Sales Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

Douglas Russell	Variable Annuity Product Distribution Officer Retirement Income Supervisor and	100 Bright Meadow Blvd. Enfield, CT 06082

Jo-Anne Rankin	Variable Life Product Distribution Officer	100 Bright Meadow Blvd. Enfield, CT 06082

Christine Peaslee	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

(c)

Name	Commissions	Other Compensation[1]
MML Distributors, LLC	$0	$33,598
MML Investors Services, Inc.	$623,858	$514,163

1	MML Distributors receives compensation for its activities as underwriter for policies that utilize the Separate Account. MML Investors Services, Inc. acts as a retail distributor for the policies that utilize the Separate Account pursuant to a services agreement with the Depositor.

Item 31. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111.

Item 32. Management Services

Not Applicable

Item 33. Fee Representation

REPRESENTATION UNDER SECTION 26(f)2(A) OF

THE INVESTMENT COMPANY ACT OF 1940

With respect to the policy described in this Registration Statement, MML Bay State Life Insurance Company hereby represents that the fees and charges deducted under the flexible premium variable universal life insurance policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MML Bay State Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MML Bay State Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment No. 25 to Registration Statement No. 033-19605 under Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Springfield and the Commonwealth of Massachusetts on the 24th day of November, 2008.

MML BAY STATE VARIABLE LIFE SEPARATE ACCOUNT I (Registrant)

By:	STUART H. REESE*
Stuart H. Reese,
President and Chief Executive Officer,

MML Bay State Life Insurance Company

MML BAY STATE LIFE INSURANCE COMPANY (Depositor)

By:	STUART H. REESE*
Stuart H. Reese,
President and Chief Executive Officer,

MML Bay State Life Insurance Company

By:	/s/ JOHN E. DEITELBAUM *John E. Deitelbaum Attorney-in-Fact	On November 24, 2008

As required by the Securities Act of 1933, this Post-Effective Amendment No. 25 to Registration Statement No. 033-19605 has been signed by the following persons, as officers and directors of the Depositor, in the capacities and on the dates indicated.

Signature	Title	Date
STUART H. REESE*	Director, President and Chief Executive Officer (Principal Executive Officer)	November 24, 2008
Stuart H. Reese

MICHAEL T. ROLLINGS*	Director and Chief Financial Officer (Principal Financial Officer)	November 24, 2008
Michael T. Rollings

NORMAN A. SMITH*	Controller (Principal Accounting Officer)	November 24, 2008
Norman A. Smith

MARK ROELLIG*	Director	November 24, 2008
Mark Roellig

WILLIAM F. GLAVIN*	Director	November 24, 2008
William F. Glavin

/S/ JOHN E. DEITELBAUM	November 24, 2008
*John E. Deitelbaum
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered

Exhibit (n) i.	Consent of Independent Registered Public Accounting Firm — KPMG LLP